Statements of Cash Flows - Adjustments for Income and Expenses from Operating Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Adjustments to reconcile profit (loss) [abstract]
Interest income	₩ (70,055)	₩ (58,472)	₩ (43,850)
Dividends	(43,014)	(2,552)	(14,132)
Gain on foreign currency translations	(1,199)	(2,095)	(10,753)
Gain on sale of accounts receivable – other	0	(1,043)	(27,725)
Gain (loss) relating to investments in associates and joint ventures, net	(10,928)	81,707	(1,948,447)
Gain on disposal of property and equipment and intangible assets	(21,898)	(15,985)	(40,109)
Gain on business transfer	0	0	(82,248)
Gain relating to financial instruments at FVTPL	(115,043)	(94,393)	(91,244)
Other income	0	(6,515)	(10,369)
Interest expense	389,813	328,307	342,342
Loss on foreign currency translations	1,227	3,814	8,005
Loss on sale of accounts receivables-other	65,027	61,841	0
Income tax expense	342,242	288,321	651,948
Expense related to defined benefit plan	124,439	134,509	190,462
Share option	18,889	84,463	91,646
Bonus paid by treasury shares	20,420	25,425	29,643
Depreciation and amortization	3,750,796	3,755,312	4,114,394
Bad debt for accounts receivables – trade	37,906	27,053	31,546
Loss on disposal of property and equipment and intangible assets	9,369	20,465	47,369
Impairment loss on property and equipment and intangible assets	10,369	17,027	3,135
Bad debt for accounts receivable – other	5,256	3,011	6,001
Loss relating to financial instruments at FVTPL	49,641	41,597	76,142
Loss on disposal of investment assets	0	1,283	0
Other expenses	0	26,358	8,008
Other financial fees	0	0	142,015
Other income (expenses)	(16,919)	0	0
Adjustments for income and expenses from operating activities	₩ 4,546,338	₩ 4,719,438	₩ 3,473,779